Registration Nos. 333-174477
Investment Company Act File No. 811-4175

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_______________________

FORM N-14
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No. ___    ☒  Post-Effective Amendment No. 1
(Check appropriate box or boxes)
__________________________________________________________________

DREYFUS CASH MANAGEMENT
(Exact Name of Registrant as Specified in its Charter)

(212) 922-6000
(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices:  Number,
Street, City, State, Zip Code)

Janette E. Farragher, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982
__________________________________________________________________

An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.  Accordingly, no filing fee is being paid at this time.

This Post-Effective Amendment consists of the following:

(1) Facing Sheet of the Registration Statement

(2) Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference from the Registrant's Registration Statement on Form N-14 (File No. 333-174477), filed with the Securities and Exchange Commission (the "SEC") on May 25, 2011, the definitive versions of which were filed with the SEC on June 28, 2011 pursuant to Rule 497 under the Securities Act of 1933, as amended.

This Post-Effective Amendment is being filed solely for the purpose to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), filed on May 28, 2010 ("Post-Effective Amendment No. 40") (File No. 002-94930).

Item 16	Exhibits.

(1)
Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 30, 1993.

(2)	Registrant's Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on May 30, 2006.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.**

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)
Management Agreement between the Registrant and The Dreyfus Corporation is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on March 24, 1995.

(7)(a)	Distribution Agreement is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A filed on May 30, 2001.

(7)(b)	Forms of Service Agreement are incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on May 25, 2000.

(7)(c)	Forms of Supplement to Service Agreements is incorporated by reference to Exhibit (e)(iii) of Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, filed on May 29, 2007.

(8)	Not Applicable.

(9)(a)	Custody Agreement is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on May 30, 2008.

(9)(b)	Sub-Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on October 25, 1995.

(9)(c)	Subcustodial Undertaking In Connection With Master Repurchase Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 40.

(10)(a)	Rule 12b-1 Service Plan, as amended is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on September 27, 2007.

(10)(b)	Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on September 20, 1996.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (18) of Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed on September 27, 2007.

(11)	Opinion and Consent of Registrant's counsel.**

(12)	Opinion and Consent of counsel regarding tax matters.*

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm.**

(15)	Not Applicable.

(16)	Power of Attorney.**

(17)	The Prospectus and Statement of Additional Information of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 002-94930).
__________
*	Filed herewith.

**	Incorporated by reference from Registrant's Registration Statement on Form N-14 (File No. 333-174477), filed with the SEC on May 25, 2011.

Item 17	Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 2nd day of March, 2012.

DREYFUS CASH MANAGEMENT

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	March 2, 2012
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	March 2, 2012
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	March 2, 2012
Joseph S. DiMartino

/s/ David W. Burke*	Board Member	March 2, 2012
David W. Burke

/s/ Isabel P. Dunst*	Board Member	March 2, 2012
Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	March 2, 2012
Robin A. Melvin

/s/ Philip L. Toia*	Board Member	March 2, 2012
Philip L. Toia

/s/ Roslyn M. Watson*	Board Member	March 2, 2012
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	March 2, 2012
Benaree Pratt Wiley

*By:	/s/ Jeff Prusnofksy
Jeff Prusnofsky, Attorney-in-fact

Exhibit Index

(12)	Opinion and Consent of counsel regarding tax matters.